Pioneer Short Term Income Fund
Schedule of Investments  |  November 30, 2023

A: STABX	C: PSHCX	C2: STIIX	K: STIKX	Y: PSHYX

Schedule of Investments  |  11/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.3%
	Senior Secured Floating Rate Loan Interests — 1.4% of Net Assets(a)*
	Advertising Sales — 0.2%
445,466	Lamar Media Corp., Term B Loan, 6.948% (Term SOFR + 150 bps), 2/5/27	$ 444,034
267,202	Outfront Media Capital LLC (Outfront Media Capital Corporation), Extended Term Loan, 7.099% (Term SOFR + 175 bps), 11/18/26	266,200
	Total Advertising Sales	$710,234

	Airlines — 0.1%
246,875	Air Canada, Term Loan, 9.139% (Term SOFR + 350 bps), 8/11/28	$ 247,117
	Total Airlines	$247,117

	Applications Software — 0.1%
245,000	RealPage, Inc., First Lien Initial Term Loan, 8.463% (Term SOFR + 300 bps), 4/24/28	$ 239,376
	Total Applications Software	$239,376

	Cable & Satellite Television — 0.0%†
235,662	Virgin Media Bristol LLC, N Facility, 7.937% (Term SOFR + 250 bps), 1/31/28	$ 231,869
	Total Cable & Satellite Television	$231,869

	Chemicals-Specialty — 0.1%
306,843	Element Solutions Inc (Macdermid, Inc.), Tranche B-1 Term Loan, 7.348% (Term SOFR + 200 bps), 1/31/26	$ 307,665
234,233	Tronox Finance LLC, First Lien Refinancing Term Loan, 8.152% (Term SOFR + 250 bps), 3/10/28	231,939
	Total Chemicals-Specialty	$539,604

	Computer Data Security — 0.0%†
245,000	Magenta Buyer LLC, First Lien Initial Term Loan, 10.645% (Term SOFR + 500 bps), 7/27/28	$ 158,025
	Total Computer Data Security	$158,025

	Containers-Paper & Plastic — 0.1%
395,327	Berry Global, Inc., Term AA Loan, 7.186% (Term SOFR + 175 bps), 7/1/29	$ 394,586
147,094	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 9.652% (Term SOFR + 400 bps), 9/15/28	144,073
	Total Containers-Paper & Plastic	$538,659

1Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Diagnostic Equipment — 0.0%†
244,375	Curia Global, Inc., First Lien 2021 Term Loan, 9.233% (Term SOFR + 375 bps), 8/30/26	$ 204,970
	Total Diagnostic Equipment	$204,970

	Direct Marketing — 0.0%†
38,654	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.348% (Term SOFR + 300 bps), 3/3/30	$ 38,551
	Total Direct Marketing	$38,551

	Disposable Medical Products — 0.1%
250,000	Sotera Health Holdings LLC, First Lien Refinancing Loan, 8.395% (Term SOFR + 275 bps), 12/11/26	$ 249,180
	Total Disposable Medical Products	$249,180

	Electric-Generation — 0.0%†
130,752	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.213% ( Term SOFR + 375 bps ), 10/2/25	$ 128,682
	Total Electric-Generation	$128,682

	Finance-Leasing Company — 0.2%
244,347	Avolon TLB Borrower 1 (US) LLC, 2021 Term B-5 Loan, 7.681% (Term SOFR + 225 bps), 12/1/27	$ 244,835
169,412	Delos Aircraft Designated Activity Co., 2023 Term Loan, 7.402% (Term SOFR + 200 bps), 10/31/27	169,871
270,000	Setanta Aircraft Leasing DAC, Loan, 7.652% (Term SOFR + 200 bps), 11/5/28	270,434
	Total Finance-Leasing Company	$685,140

	Hotels & Motels — 0.1%
247,249	Hilton Domestic Operating Company, Inc., Series B-4 Term Loan, 7.443% (Term SOFR + 200 bps), 11/8/30	$ 247,713
	Total Hotels & Motels	$247,713

	Medical Labs & Testing Services — 0.1%
239,422	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 8.713% (Term SOFR + 325 bps), 3/5/26	$ 239,216
	Total Medical Labs & Testing Services	$239,216

	Medical-Drugs — 0.0%†
138,800(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.50% (LIBOR + 400 bps), 3/27/28	$ 91,261
	Total Medical-Drugs	$91,261

Pioneer Short Term Income Fund  |  | 11/30/232

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Metal Processors & Fabrication — 0.0%†
131,083	WireCo WorldGroup, Inc., Initial Term Loan, 9.696% (Term SOFR + 425 bps), 11/13/28	$ 131,575
	Total Metal Processors & Fabrication	$131,575

	Physical Therapy & Rehabilitation Centers — 0.0%†
244,375	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.895% (Term SOFR + 425 bps), 11/20/26	$ 228,979
	Total Physical Therapy & Rehabilitation Centers	$228,979

	Retail — 0.1%
244,375	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 7.448% (Term SOFR + 200 bps), 8/4/28	$ 244,667
244,530	RVR Dealership Holdings LLC, Term Loan, 9.193% ( Term SOFR + 375 bps ), 2/8/28	198,273
	Total Retail	$442,940

	Telephone-Integrated — 0.0%†
117,636	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.213% (Term SOFR + 175 bps), 3/1/27	$ 109,784
	Total Telephone-Integrated	$109,784

	Veterinary Diagnostics — 0.2%
900,285	Elanco Animal Health Inc., Term Loan, 7.17% (Term SOFR + 175 bps), 8/1/27	$ 886,969
	Total Veterinary Diagnostics	$886,969

	Total Senior Secured Floating Rate Loan Interests (Cost $6,609,971)	$6,349,844

	Asset Backed Securities — 29.7% of Net Assets
85,289(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.637% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 83,322
58,822(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.667% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	57,753
1,179,038	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	1,118,400
500,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class D, 11.088% (3 Month Term SOFR + 576 bps), 1/20/32 (144A)	490,458
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	475,200
3Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
432,808	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 390,803
500,000	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	500,251
33,063	ACM Auto Trust, Series 2022-1A, Class C, 5.48%, 4/20/29 (144A)	33,037
1,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	997,667
1,000,000	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	993,494
711,706(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.594% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	696,871
630,000	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	630,428
1,500,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	1,498,817
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	752,098
1,250,000	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	1,229,308
2,000,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	2,022,408
600,000	Americredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, 12/18/28	593,105
500,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	453,182
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	789,987
650,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	645,732
1,164,856	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	1,064,159
600,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	524,084
486,013	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	429,271
616,596(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL1, Class A, 6.407% (1 Month Term SOFR + 108 bps), 12/15/35 (144A)	610,680
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.837% (1 Month Term SOFR + 351 bps), 11/15/36 (144A)	458,496
Pioneer Short Term Income Fund  |  | 11/30/234

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class E, 9.074% (SOFR30A + 375 bps), 1/15/37 (144A)	$ 469,247
600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	570,993
800,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	815,880
600,000	Atalaya Equipment Leasing Trust, Series 2021-1A, Class B, 2.08%, 2/15/27 (144A)	578,809
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	972,180
500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	502,607
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	965,021
2,250,000	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	2,197,663
1,500,000	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	1,519,798
312,616	Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	257,890
599,662	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	565,271
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 9.144% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	498,590
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.894% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	499,570
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.644% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	973,241
290,000(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 7.651% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	289,890
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 8.187% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	472,534
402,634	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	383,534
209,684	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	191,897
800,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.674% (SOFR30A + 435 bps), 10/15/26 (144A)	794,436
5Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
616,583	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	$ 613,795
1,000,000	CarNow Auto Receivables Trust, Series 2023-1A, Class D, 7.99%, 2/15/28 (144A)	955,664
1,190,000	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	1,185,853
1,480,000	Carvana Auto Receivables Trust, Series 2023-N4, Class C, 6.59%, 2/11/30 (144A)	1,490,522
500,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	469,977
900,000(c)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	801,550
34,251(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 6.077% (1 Month Term SOFR + 73 bps), 1/25/33	33,831
1,000,000(c)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	930,426
600,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	554,541
750,000(c)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	642,966
200,000(c)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	160,307
49,117(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 5.997% (1 Month Term SOFR + 65 bps), 4/25/33	48,394
41,708(d)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.838%, 11/25/34	40,044
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	475,163
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	14,465
106,832	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	106,628
183,331	Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28 (144A)	183,614
693,785	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	689,454
572,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	555,953
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	687,794
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	742,803
Pioneer Short Term Income Fund  |  | 11/30/236

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 6.557% (1 Month Term SOFR + 121 bps), 9/25/34 (144A)	$ 114,438
1,130,000	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	1,128,197
500,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	488,811
519,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	506,914
1,000,000	Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32 (144A)	980,975
1,060,000	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	1,061,612
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.927% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	992,532
1,250,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.405% (3 Month Term SOFR + 301 bps), 4/15/29 (144A)	1,245,306
400,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 9/15/28	396,015
1,100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	1,109,395
1,662,000	FHF Issuer Trust, Series 2023-2A, Class B, 7.49%, 11/15/29 (144A)	1,691,542
645,529	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	639,719
500,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	430,952
925,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	927,675
1,000,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 7.205% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	981,008
304,949(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 7.028% (3 Month Term SOFR + 162 bps), 7/10/30 (144A)	303,218
181,399	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	160,241
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	995,259
75,363(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 5.743% (SOFR30A + 41 bps), 12/25/29	72,962
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	953,844
7Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	$ 660,451
1,290,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	1,274,683
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	752,216
1,000,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	1,007,407
1,089,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class C, 6.41%, 8/15/29 (144A)	1,071,216
1,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class D, 7.93%, 7/15/30 (144A)	1,000,876
1,429,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30 (144A)	1,445,947
1,744(c)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	1,741
600,000(a)	Gracie Point International Funding, Series 2022-1A, Class D, 9.831% (SOFR30A + 450 bps), 4/1/24 (144A)	602,277
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class D, 10.82% (SOFR30A + 550 bps), 7/1/24 (144A)	503,975
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class E, 12.32% (SOFR30A + 700 bps), 7/1/24 (144A)	502,396
780,000(a)	Gracie Point International Funding, Series 2023-1A, Class A, 7.174% (SOFR90A + 195 bps), 9/1/26 (144A)	778,084
460,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.324% (SOFR90A + 310 bps), 9/1/26 (144A)	458,866
500,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.724% (SOFR90A + 450 bps), 9/1/26 (144A)	498,791
630,000(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 0.000% (SOFR30A + 325 bps), 10/25/50 (144A)	630,000
84,285	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	78,638
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	650,635
230,786	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	230,786
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 13.092% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	390,020
908,460(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.075% (SOFR30A + 175 bps), 11/25/53 (144A)	910,157
1,449,085(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.025% (SOFR30A + 170 bps), 3/25/54 (144A)	1,450,968
500,000	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 6/15/27 (144A)	496,136
Pioneer Short Term Income Fund  |  | 11/30/238

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
950,000	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	$ 957,467
1,000,000	Lendingpoint Asset Securitization Trust, Series 2022-C, Class C, 8.68%, 2/15/30 (144A)	985,847
799,600	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	794,152
253,844	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	244,959
629,021	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	627,368
224,801	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	223,452
389,258	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	389,258
1,000,000	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	972,040
613,728	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	613,925
407,827	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	350,976
1,000,000	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	951,525
1,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	982,150
1,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	1,510,368
710,000(a)(e)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R, 0.000% (3 Month Term SOFR + 173 bps), 10/18/33 (144A)	710,000
1,000,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	1,003,659
660,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	663,437
1,000,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class C, 8.633% (3 Month Term SOFR + 326 bps), 11/22/30 (144A)	991,250
24	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	24
164,182	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	157,826
71,701	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	68,289
2,041(c)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	2,550
9Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
750,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	$ 735,155
690,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	677,554
143,158(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 6.237% (1 Month Term SOFR + 89 bps), 5/25/33	136,596
146,944	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	146,529
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	1,438,721
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,620,607
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,010,367
965,000	Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (144A)	977,210
220,877	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	210,840
1,000,000	Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31 (144A)	900,221
303,220	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	292,528
342,348	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	324,075
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 7.227% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	984,516
234,263	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	232,803
815,241	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	823,190
1,571,149	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	1,577,579
478,932	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	479,644
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.994% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	243,138
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	689,173
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	688,853
Pioneer Short Term Income Fund  |  | 11/30/2310

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
458,274	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	$ 456,444
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	999,375
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	999,375
1,880,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29 (144A)	1,900,959
500,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	497,620
500,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	488,147
354,866(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 8.00% (PRIME - 50 bps), 12/27/44 (144A)	341,181
1,040,410(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	1,038,938
940,000	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	941,771
1,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	863,743
500,000(c)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	55,650
1,365,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	1,369,299
59,116	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	58,105
575,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	552,710
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	635,567
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, 5/15/30	978,550
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, 3/17/31	1,000,019
2,000,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 7.407% (3 Month Term SOFR + 201 bps), 7/18/31 (144A)	1,963,048
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 9.24% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	466,760
280,390	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	257,009
11Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
20,732	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	$ 20,097
1,241,560	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	1,214,276
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,192,540
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	492,793
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	725,470
1,090,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	1,091,563
130,488	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	129,278
130,235	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	125,430
445,815	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	442,518
880,000	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	878,712
1,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	952,039
830,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	806,013
100,000	Veros Auto Receivables Trust, Series 2022-1, Class D, 7.23%, 7/16/29 (144A)	97,687
500,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	493,423
327,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	330,420
503,378	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	474,937
146,277	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	144,876
895,023	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	883,206
447,511	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	446,607
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	1,256,998
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	349,276
1,000,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/28 (144A)	1,007,134
Pioneer Short Term Income Fund  |  | 11/30/2312

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
683,376	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	$ 515,437
989,821(a)	Woodmont Trust, Series 2023-12A, Class A1A, 7.878% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	988,658
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.655% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	992,687
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.655% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	961,555
	Total Asset Backed Securities (Cost $136,526,691)	$133,286,408

	Collateralized Mortgage Obligations—11.3% of Net Assets
6,473(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.565%, 6/25/30	$ 6,415
1,010,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 8.157% (1 Month Term SOFR + 281 bps), 3/25/29 (144A)	1,016,873
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 7.957% (1 Month Term SOFR + 261 bps), 7/25/29 (144A)	2,007,839
630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 10.293% (SOFR30A + 496 bps), 10/25/30 (144A)	654,640
84,960(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 9.057% (1 Month Term SOFR + 371 bps), 6/25/30 (144A)	85,465
850,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.328% (SOFR30A + 100 bps), 9/25/31 (144A)	842,387
500,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 9.028% (SOFR30A + 370 bps), 1/26/32 (144A)	505,701
124,129(c)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	117,972
2,740,261(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	2,589,985
1,000,000(c)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	856,350
1,159,417(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.878% (SOFR30A + 155 bps), 2/25/50 (144A)	1,064,445
689,225(c)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	612,736
362	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.00%, 9/25/33	377
13Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,010,642(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.593% (SOFR30A + 226 bps), 11/25/39 (144A)	$ 1,010,747
195(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 7.543% (SOFR30A + 221 bps), 10/25/39 (144A)	195
1,040,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.093% (SOFR30A + 376 bps), 2/25/40 (144A)	1,080,935
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.093% (SOFR30A + 376 bps), 2/25/40 (144A)	2,220,357
330,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 7.228% (SOFR30A + 190 bps), 12/25/41 (144A)	328,790
394,897(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.829% (SOFR30A + 250 bps), 9/25/42 (144A)	400,573
799,177(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.729% (SOFR30A + 240 bps), 12/25/42 (144A)	812,648
87,796(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.628% (SOFR30A + 230 bps), 1/25/43 (144A)	89,102
649,913(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.828% (SOFR30A + 250 bps), 4/25/43 (144A)	658,955
210,111(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.028% (SOFR30A + 170 bps), 7/25/43 (144A)	210,505
91,653	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	92,038
480,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 8.778% (SOFR30A + 345 bps), 4/25/34 (144A)	483,904
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 9.578% (SOFR30A + 425 bps), 4/25/34 (144A)	832,159
640,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 7.321% (SOFR30A + 200 bps), 9/26/33 (144A)	640,915
630,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.271% (SOFR30A + 395 bps), 9/26/33 (144A)	631,650
1,000,000(c)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	916,093
Pioneer Short Term Income Fund  |  | 11/30/2314

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
143,842(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.363%, 7/25/43	$ 141,725
150,979(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 5.663% (SOFR30A + 33 bps), 3/25/45	149,464
45,072(c)	Fannie Mae Trust, Series 2005-W3, Class 3A, 4.17%, 4/25/45	42,621
33,280(c)	Fannie Mae Trust, Series 2005-W4, Class 3A, 3.939%, 6/25/45	31,964
98,464(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 5.703% (SOFR30A + 37 bps), 11/25/46	97,423
26,623(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.439% (SOFR30A + 111 bps), 3/15/32	26,872
43,174(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.439% (SOFR30A + 111 bps), 3/15/32	43,569
14,901(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.689% (SOFR30A + 36 bps), 1/15/35	14,730
9,218(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.689% (SOFR30A + 36 bps), 8/15/35	9,130
4,935(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.739% (SOFR30A + 41 bps), 1/15/36	4,862
31,491(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.739% (SOFR30A + 41 bps), 2/15/36	30,741
14,661(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.859% (SOFR30A + 53 bps), 6/15/36	14,245
33,385(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.939% (SOFR30A + 61 bps), 7/15/36	32,655
31,354(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.789% (SOFR30A + 46 bps), 11/15/36	30,458
13,893(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.789% (SOFR30A + 46 bps), 11/15/36	13,504
58,352(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 6.019% (SOFR30A + 69 bps), 10/15/37	57,165
15Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
47,031(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 6.139% (SOFR30A + 81 bps), 12/15/39	$ 46,436
11,883(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.839% (SOFR30A + 51 bps), 5/15/41	11,545
3,796(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.639% (SOFR30A + 31 bps), 8/15/26	3,789
1,982(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3970, Class GF, 5.739% (SOFR30A + 41 bps), 9/15/26	1,981
871(a)	Federal National Mortgage Association REMICs, Series 1994-40, Class FC, 5.943% (SOFR30A + 61 bps), 3/25/24	871
11,405(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.343% (SOFR30A + 101 bps), 12/25/31	11,451
8,472(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 6.09% (SOFR30A + 76 bps), 1/18/32	8,454
12,175(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.943% (SOFR30A + 61 bps), 1/25/33	12,125
15,182(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.943% (SOFR30A + 61 bps), 5/25/33	15,051
21,661(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.793% (SOFR30A + 46 bps), 2/25/33	21,579
22,435(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.843% (SOFR30A + 51 bps), 7/25/34	22,176
27,625(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.743% (SOFR30A + 41 bps), 10/25/35	27,074
25,438(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.753% (SOFR30A + 42 bps), 2/25/35	25,233
30,706(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.893% (SOFR30A + 56 bps), 6/25/36	30,152
Pioneer Short Term Income Fund  |  | 11/30/2316

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,784(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 6.013% (SOFR30A + 68 bps), 9/25/36	$ 5,672
8,649(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 6.063% (SOFR30A + 73 bps), 12/25/37	8,472
11,234(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.693% (SOFR30A + 36 bps), 3/25/37	10,774
14,040(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.693% (SOFR30A + 36 bps), 2/25/37	13,504
6,851(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.843% (SOFR30A + 51 bps), 5/25/37	6,666
38,745(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.683% (SOFR30A + 35 bps), 6/25/37	37,679
31,410(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.643% (SOFR30A + 31 bps), 2/25/37	30,586
11,463(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 6.013% (SOFR30A + 68 bps), 9/25/37	11,295
25,857(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.663% (SOFR30A + 133 bps), 10/25/38	26,063
906,828(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.978% (SOFR30A + 165 bps), 1/25/34 (144A)	903,437
270,684(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, 6.178% (SOFR30A + 85 bps), 11/25/41 (144A)	268,992
1,300,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.428% (SOFR30A + 210 bps), 9/25/41 (144A)	1,277,410
1,186,261(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, 6.278% (SOFR30A + 95 bps), 12/25/41 (144A)	1,172,243
310,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1B, 7.178% (SOFR30A + 185 bps), 1/25/42 (144A)	308,934
17Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,835,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.828% (SOFR30A + 250 bps), 1/25/42 (144A)	$ 1,828,173
190,600(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.478% (SOFR30A + 215 bps), 9/25/42 (144A)	192,262
242,252(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.628% (SOFR30A + 230 bps), 8/25/42 (144A)	246,113
255,202(a)	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, 7.328% (SOFR30A + 200 bps), 5/25/43 (144A)	256,822
17,809(a)	Freddie Mac STRIPS, Series 237, Class F14, 5.839% (SOFR30A + 51 bps), 5/15/36	17,364
41,674(a)	Freddie Mac STRIPS, Series 239, Class F30, 5.739% (SOFR30A + 41 bps), 8/15/36	41,050
15,943(a)	Freddie Mac STRIPS, Series 244, Class F22, 5.789% (SOFR30A + 46 bps), 12/15/36	15,634
713,460(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 6.693% (SOFR30A + 136 bps), 12/25/42	715,632
267,753(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 7.628% (SOFR30A + 230 bps), 8/25/33 (144A)	269,740
793,640(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 7.429% (SOFR30A + 210 bps), 4/25/43 (144A)	803,250
555,562(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1A, 7.328% (SOFR30A + 200 bps), 6/25/43 (144A)	558,989
889,373(d)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	864,956
46,349(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.696% (1 Month Term SOFR + 36 bps), 2/20/35	45,660
47,339(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.694% (1 Month Term SOFR + 36 bps), 1/16/35	46,802
738	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	735
455,186(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.093% (SOFR30A + 176 bps), 5/25/29 (144A)	455,258
Pioneer Short Term Income Fund  |  | 11/30/2318

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
670,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 8.293% (SOFR30A + 296 bps), 7/25/33 (144A)	$ 674,006
759,694(a)	Home Re, Ltd., Series 2022-1, Class M1A, 8.178% (SOFR30A + 285 bps), 10/25/34 (144A)	765,138
250,000(a)	Home Re, Ltd., Series 2023-1, Class M1A, 7.471% (SOFR30A + 215 bps), 10/25/33 (144A)	249,999
310,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.921% (SOFR30A + 460 bps), 10/25/33 (144A)	311,532
400,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	224,874
405,751	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	373,291
17,073(c)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 4.736%, 10/25/34	15,476
9,329(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 6.153% (3 Month USD LIBOR + 50 bps), 9/27/35	8,936
131,751(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.957% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	126,171
809(c)	Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-G, Class A3, 7.125%, 1/25/29	778
67,437(a)	Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-H, Class A1, 6.097% (1 Month Term SOFR + 75 bps), 1/25/29	59,177
164,068(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	149,026
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 8.943% (SOFR30A + 361 bps), 7/25/29 (144A)	1,365,859
163,465(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 7.393% (SOFR30A + 206 bps), 7/25/29 (144A)	163,833
269,809(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.693% (SOFR30A + 536 bps), 10/25/30 (144A)	274,415
450,000(c)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	343,649
2,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 8.858% (1 Month Term SOFR + 351 bps), 8/25/25 (144A)	2,250,675
1,391,992(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 7.407% (1 Month Term SOFR + 206 bps), 2/25/29 (144A)	1,393,191
247,722(a)	Radnor Re, Ltd., Series 2021-1, Class M1B, 7.028% (SOFR30A + 170 bps), 12/27/33 (144A)	247,979
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.478% (SOFR30A + 315 bps), 12/27/33 (144A)	634,732
19Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,900,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 9.028% (SOFR30A + 370 bps), 11/25/31 (144A)	$ 1,944,839
810,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.028% (SOFR30A + 270 bps), 7/25/33 (144A)	814,837
230,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 9.678% (SOFR30A + 435 bps), 7/25/33 (144A)	231,109
212,582(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.886% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	175,308
665,220(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	572,319
280,000(c)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	249,781
15,359(c)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/50 (144A)	15,250
278,550(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.357% (1 Month Term SOFR + 401 bps), 8/25/33 (144A)	279,972
400,265(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 8.057% (1 Month Term SOFR + 271 bps), 10/25/33 (144A)	401,183
1,150,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 8.228% (SOFR30A + 290 bps), 2/25/34 (144A)	1,155,056
1,360,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.721% (SOFR30A + 340 bps), 11/25/33 (144A)	1,359,967
2,000,000(c)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,696,003
154,887(c)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	140,302
	Total Collateralized Mortgage Obligations (Cost $51,672,992)	$50,858,626

	Commercial Mortgage-Backed Securities—4.9% of Net Assets
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 6.97% (1 Month Term SOFR + 165 bps), 4/15/36 (144A)	$ 1,339,044
460,976(d)(f)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 6.824% (1 Month Term SOFR + 150 bps), 10/15/36 (144A)	967,007
122,627(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 7.291% (1 Month Term SOFR + 197 bps), 11/15/31 (144A)	122,440
1,734	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	1,706
Pioneer Short Term Income Fund  |  | 11/30/2320

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,800,000(c)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	$ 1,727,214
495,017(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 7.384% (SOFR30A + 206 bps), 3/25/25 (144A)	476,347
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 7.437% (1 Month Term SOFR + 211 bps), 10/15/36 (144A)	457,370
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 7.637% (1 Month Term SOFR + 231 bps), 8/15/32 (144A)	572,494
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.544% (1 Month Term SOFR + 121 bps), 12/15/36 (144A)	1,967,379
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.987% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	134,363
765,683(a)	HPLY Trust, Series 2019-HIT, Class C, 7.037% (1 Month Term SOFR + 171 bps), 11/15/36 (144A)	746,276
500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.53% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	481,032
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2023-CCDC, Class A, 7.235%, 10/5/40 (144A)	998,842
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 8.013% (1 Month Term SOFR + 269 bps), 5/15/36 (144A)	337,026
580,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 7.202% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	491,977
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.407% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	824,390
684,986(c)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	648,738
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 7.086% (1 Month Term SOFR + 176 bps), 11/11/34 (144A)	400,299
1,350,000(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	1,353,523
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.544% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	1,544,786
21Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
593,755(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	$ 502,096
571,869(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	557,773
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.695% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	1,197,612
1,293,260(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 9.185% (1 Month Term SOFR + 386 bps), 2/6/24 (144A)	1,288,876
1,428,271(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.835% (1 Month Term SOFR + 251 bps), 2/6/24 (144A)	1,422,057
1,256,514(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 7.435% (1 Month USD LIBOR + 200 bps), 3/15/24 (144A)	1,245,070
227,277(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.69% (1 Month Term SOFR + 337 bps), 10/15/24 (144A)	226,451
	Total Commercial Mortgage-Backed Securities (Cost $23,184,984)	$22,032,188

	Corporate Bonds — 39.9% of Net Assets
	Airlines — 0.3%
1,490,816	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	$ 1,429,358
	Total Airlines	$1,429,358

	Auto Manufacturers — 1.9%
1,600,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (144A)	$ 1,589,747
2,090,000	General Motors Financial Co., Inc., 5.40%, 4/6/26	2,080,396
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	1,451,089
1,600,000	Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25 (144A)	1,602,421
1,900,000	Volkswagen Group of America Finance LLC, 5.80%, 9/12/25 (144A)	1,903,335
	Total Auto Manufacturers	$8,626,988

	Banks — 19.9%
2,000,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 1,930,200
1,300,000(c)	ABN AMRO Bank NV, 6.339% (1 Year CMT Index + 165 bps), 9/18/27 (144A)	1,306,491
1,622,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	1,608,025
2,050,000	Bank of America Corp., 4.25%, 10/22/26	1,981,695
Pioneer Short Term Income Fund  |  | 11/30/2322

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,639,000(c)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	$ 1,620,895
900,000(c)	Bank of America Corp., 5.933% (SOFR + 134 bps), 9/15/27	906,794
750,000(c)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	744,739
1,500,000(c)	Bank of New York Mellon Corp., 4.414% (SOFR + 135 bps), 7/24/26	1,470,050
2,000,000	Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/26 (144A)	2,012,580
2,540,000(c)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,523,063
1,600,000(c)	Barclays Plc, 6.496% (SOFR + 188 bps), 9/13/27	1,613,202
2,000,000(c)	BNP Paribas S.A., 4.705% (3 Month Term SOFR + 250 bps), 1/10/25 (144A)	1,996,723
1,600,000(c)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,592,455
1,460,000(c)	CaixaBank S.A., 6.684% (SOFR + 208 bps), 9/13/27 (144A)	1,473,319
2,030,000	Citibank NA, 5.864%, 9/29/25	2,048,024
2,070,000(c)	Citigroup, Inc., 5.61% (SOFR + 155 bps), 9/29/26	2,067,549
1,870,000(c)	Danske Bank A/S, 6.259% (1 Year CMT Index + 118 bps), 9/22/26 (144A)	1,882,651
2,000,000(c)	DNB Bank ASA, 5.896% (SOFR + 195 bps), 10/9/26 (144A)	1,999,725
1,580,000(c)	Fifth Third Bank NA, 5.852% (SOFR + 123 bps), 10/27/25	1,561,256
1,450,000	HSBC Holdings Plc, 4.375%, 11/23/26	1,400,236
1,500,000(c)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	1,473,460
1,710,000(c)	Huntington National Bank, 4.008% (SOFR + 121 bps), 5/16/25	1,672,654
2,500,000(c)	ING Groep NV, 6.083% (SOFR + 156 bps), 9/11/27	2,517,214
1,300,000(c)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	1,257,726
2,000,000(c)	JPMorgan Chase & Co., 5.546% (SOFR + 107 bps), 12/15/25	1,994,029
1,500,000	KeyBank NA/Cleveland OH, 4.70%, 1/26/26	1,436,816
1,000,000(c)	KeyBank NA/Cleveland OH, 5.667% (SOFR + 32 bps), 6/14/24	985,099
1,445,000	Lloyds Banking Group Plc, 4.45%, 5/8/25	1,414,867
2,030,000(c)	Lloyds Banking Group Plc, 5.985% (1 Year CMT Index + 148 bps), 8/7/27	2,034,664
1,340,000(e)	Macquarie Bank, Ltd., 5.391%, 12/7/26 (144A)	1,339,628
1,655,000(c)	Mitsubishi UFJ Financial Group, Inc., 5.063% (1 Year CMT Index + 155 bps), 9/12/25	1,643,773
23Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Banks — (continued)
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	$ 922,469
2,922,000(c)	Morgan Stanley, 3.62% (SOFR + 116 bps), 4/17/25	2,894,877
2,140,000(c)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	2,132,868
1,610,000(c)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	1,575,755
1,580,000(c)	PNC Financial Services Group, Inc., 5.671% (SOFR + 109 bps), 10/28/25	1,569,835
1,610,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,442,350
1,420,000(c)	Santander Holdings USA, Inc., 4.26% (SOFR + 138 bps), 6/9/25	1,394,800
1,600,000(c)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,613,325
1,600,000(c)	Societe Generale S.A., 6.447% (1 Year CMT Index + 230 bps), 1/12/27 (144A)	1,605,749
2,100,000(c)	Standard Chartered Plc, 3.971% (1 Year CMT Index + 165 bps), 3/30/26 (144A)	2,033,370
1,480,000(c)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	1,468,739
1,560,000(c)	State Street Corp., 5.751% (SOFR + 135 bps), 11/4/26	1,564,703
2,200,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/26	2,198,255
600,000	Sumitomo Mitsui Trust Bank, Ltd., 4.80%, 9/15/25 (144A)	590,912
1,600,000	Sumitomo Mitsui Trust Bank, Ltd., 5.65%, 3/9/26 (144A)	1,606,423
1,700,000	Swedbank AB, 5.472%, 6/15/26 (144A)	1,695,485
2,100,000	Toronto-Dominion Bank, 5.532%, 7/17/26	2,110,586
600,000(c)	Truist Financial Corp., 4.26% (SOFR + 146 bps), 7/28/26	580,292
1,590,000(c)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	1,582,758
1,320,000(c)	UBS Group AG, 4.488% (1 Year CMT Index + 155 bps), 5/12/26 (144A)	1,289,380
2,000,000(c)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	1,991,097
1,170,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,085,541
1,440,000(c)	Wells Fargo & Co., 4.54% (SOFR + 156 bps), 8/15/26	1,411,319
1,600,000	Wells Fargo Bank NA, 5.45%, 8/7/26	1,609,260
	Total Banks	$89,479,750

	Building Materials — 0.2%
735,000	Carrier Global Corp., 5.80%, 11/30/25 (144A)	$ 739,256
	Total Building Materials	$739,256

Pioneer Short Term Income Fund  |  | 11/30/2324

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — 0.4%
1,700,000	Westlake Corp., 3.60%, 8/15/26	$ 1,620,605
	Total Chemicals	$1,620,605

	Diversified Financial Services — 4.5%
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$ 1,607,563
1,637,000	Ally Financial, Inc., 4.75%, 6/9/27	1,548,226
1,000,000	Ally Financial, Inc., 5.80%, 5/1/25	992,496
2,200,000(c)	American Express Co., 6.338% (SOFR + 133 bps), 10/30/26	2,229,991
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,521,789
1,495,000(c)	Capital One Financial Corp., 4.166% (SOFR + 137 bps), 5/9/25	1,472,395
1,410,000(c)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	1,376,378
1,220,000	Charles Schwab Corp., 5.875%, 8/24/26	1,231,839
850,000(c)(g)	Charles Schwab Corp., 4.00% (5 Year CMT Index + 317 bps)	731,768
2,100,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	2,049,193
1,000,000	Nomura Holdings, Inc., 1.653%, 7/14/26	901,256
1,200,000	Nomura Holdings, Inc., 5.099%, 7/3/25	1,183,714
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,012,128
2,430,000	Nuveen Finance LLC, 4.125%, 11/1/24 (144A)	2,390,604
	Total Diversified Financial Services	$20,249,340

	Electric — 2.2%
1,750,000	Ameren Corp., 5.70%, 12/1/26	$ 1,765,287
500,000	Enel Finance International NV, 4.25%, 6/15/25 (144A)	488,576
1,129,000	Enel Finance International NV, 6.80%, 10/14/25 (144A)	1,149,379
970,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	970,595
515,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	516,855
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	916,560
2,270,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	2,222,746
2,080,000	WEC Energy Group, Inc., 5.60%, 9/12/26	2,092,019
	Total Electric	$10,122,017

	Gas — 0.4%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 1,944,897
	Total Gas	$1,944,897

25Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Hand & Machine Tools — 0.4%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26 (144A)	$ 1,617,172
	Total Hand & Machine Tools	$1,617,172

	Insurance — 1.8%
1,445,000	Athene Global Funding, 2.75%, 6/25/24 (144A)	$ 1,416,011
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,016,392
2,050,000	New York Life Global Funding, 5.45%, 9/18/26 (144A)	2,065,398
1,000,000	Pricoa Global Funding I, 5.55%, 8/28/26 (144A)	1,007,847
1,470,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	1,452,821
	Total Insurance	$7,958,469

	Internet — 0.4%
1,600,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 1,607,152
	Total Internet	$1,607,152

	Lodging — 0.5%
2,050,000	Marriott International, Inc., 5.45%, 9/15/26	$ 2,061,099
	Total Lodging	$2,061,099

	Machinery-Diversified — 0.5%
2,080,000	John Deere Capital Corp., 5.15%, 9/8/26	$ 2,094,714
	Total Machinery-Diversified	$2,094,714

	Media — 0.4%
1,750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	$ 1,772,035
	Total Media	$1,772,035

	Office & Business Equipment — 0.3%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,602,486
	Total Office & Business Equipment	$1,602,486

	Pipelines — 2.4%
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	$ 1,965,735
2,100,000	Energy Transfer LP, 6.05%, 12/1/26	2,126,189
1,145,000	Midwest Connector Capital Co. LLC, 3.90%, 4/1/24 (144A)	1,131,994
1,672,000	ONEOK, Inc., 5.85%, 1/15/26	1,683,498
1,553,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,551,579
286,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	285,680
2,000,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	2,083,789
	Total Pipelines	$10,828,464

Pioneer Short Term Income Fund  |  | 11/30/2326

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — 0.7%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,598,767
1,480,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,457,719
	Total REITs	$3,056,486

	Retail — 0.8%
1,800,000(e)	Home Depot, Inc., 4.95%, 9/30/26	$ 1,803,261
1,800,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	1,820,459
	Total Retail	$3,623,720

	Semiconductors — 0.8%
1,596,000	Microchip Technology, Inc., 4.25%, 9/1/25	$ 1,556,028
2,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	2,007,520
	Total Semiconductors	$3,563,548

	Telecommunications — 0.5%
1,186,000	Sprint LLC, 7.625%, 3/1/26	$ 1,229,810
1,030,000	T-Mobile USA, Inc., 3.50%, 4/15/25	1,001,771
	Total Telecommunications	$2,231,581

	Trucking & Leasing — 0.6%
2,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 1,940,181
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	822,034
	Total Trucking & Leasing	$2,762,215

	Total Corporate Bonds (Cost $181,586,604)	$178,991,352

	Insurance-Linked Securities — 1.9% of Net Assets#
	Event Linked Bonds — 1.5%
	Earthquakes – California — 0.1%
250,000(a)	Ursa Re II, 9.318%, (3 Month U.S. Treasury Bill + 394 bps), 12/7/23 (144A)	$ 249,250
	Earthquakes – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 9.087%, (3 Month Term SOFR + 376 bps), 3/13/24 (144A)	$ 249,500
	Earthquakes – U.S. & Canada — 0.0%†
250,000(a)	Acorn Re, 7.878%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 244,125
27Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	Flood – U.S. — 0.0%†
250,000(a)	FloodSmart Re, 17.211%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 245,800
	Multiperil – U.S. — 0.5%
25,000(a)	Caelus Re V, 5.478%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 20,000
250,000(a)	Caelus Re V, 5.878%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	175,000
250,000(a)	Easton Re Pte, 9.91%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	249,500
250,000(a)	Four Lakes Re, 12.678%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	249,312
250,000(a)	Matterhorn Re, 10.599%, (SOFR + 525 bps), 3/24/25 (144A)	244,675
250,000(a)	Matterhorn Re, 13.099%, (SOFR + 775 bps), 3/24/25 (144A)	247,850
250,000(a)	Residential Re, 10.658%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	236,450
250,000(a)	Residential Re, 11.388%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	248,475
250,000(a)	Sanders Re II, 8.428%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	238,525
250,000(a)	Sanders Re III, 8.988%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	237,550
		$2,147,337

	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Mystic Re IV, 11.508%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	$ 241,875
	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 9.628%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 247,700
250,000(a)	Matterhorn Re, 10.378%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	195,000
		$442,700

	Multiperil – Worldwide — 0.1%
250,000(a)	Northshore Re II, 11.128%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 248,875
Pioneer Short Term Income Fund  |  | 11/30/2328

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
Pandemic – U.S — 0.1%
250,000(a)	Vitality Re XI, 6.878%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 249,500
250,000(a)	Vitality Re XI, 7.178%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	249,500
$499,000

Windstorm – Florida — 0.2%
500,000(a)	Everglades Re II, 11.986%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 503,750
250,000(a)	Integrity Re, 12.448%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	241,200
$744,950

Windstorm – Jamaica — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 9.723%, (SOFR + 440 bps), 12/29/23 (144A)	$ 250,000
Windstorm – North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 10.723%, (3 Month U.S. Treasury Bill + 535 bps), 3/28/25 (144A)	$ 247,275
Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 12.558%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 504,300
Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 10.288%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	$ 235,500
Windstorm – U.S. Regional — 0.1%
250,000(a)	Citrus Re, 10.621%, (3 Month U.S. Treasury Bill + 524 bps), 6/7/25 (144A)	$ 250,800
	Total Event Linked Bonds	$6,801,287

Face Amount USD ($)
Collateralized Reinsurance — 0.2%
Earthquakes – California — 0.1%
250,000(h)(i)+	Adare Re 2022-2, 9/30/28	$ 251,719
Multiperil – Massachusetts — 0.0%†
250,000(h)(i)+	Denning Re 2022, 6/30/28	$ 208,976
Multiperil – U.S. — 0.1%
250,000(h)(i)+	Ballybunion Re 2022-3, 6/30/28	$ 258,652
29Pioneer Short Term Income Fund  |  | 11/30/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — 0.0%†
250,000(h)(i)+	Cypress Re 2017, 1/31/24	$ 25
250,000(i)+	Limestone Re 2020-1, 3/1/24 (144A)	—
250,000(h)(i)+	Resilience Re, 5/1/24	—
		$25

	Windstorm – Florida — 0.0%†
250,000(h)(i)+	Portrush Re 2017, 6/15/24	$ 25
	Total Collateralized Reinsurance	$719,397

	Reinsurance Sidecars — 0.2%
	Multiperil – U.S. — 0.0%†
250,000(h)(j)+	Harambee Re 2018, 12/31/24	$ —
250,000(h)(j)+	Harambee Re 2019, 12/31/24	350
250,000(h)(j)+	Harambee Re 2020, 12/31/23	3,825
		$4,175

	Multiperil – Worldwide — 0.2%
216,442(h)(j)+	Alturas Re 2021-2, 12/31/24	$ —
185,015(h)(j)+	Alturas Re 2022-2, 12/31/27	47,919
429,864(h)(i)+	Berwick Re 2019-1, 12/31/24	68,563
264,623(i)+	Gullane Re 2018, 12/31/24	12,497
250,000(h)(j)+	Lion Rock Re 2020, 1/31/24	—
128,615(h)(j)+	Lorenz Re 2019, 6/30/24	1,569
500,000(h)(i)+	Merion Re 2021-2, 12/31/24	80,250
363,953(h)(i)+	Merion Re 2022-2, 12/31/27	345,068
250,000(h)(i)+	RosaPenna Re 2022, 6/30/28	240,402
10,000(i)+	Sector Re V, 12/1/24 (144A)	17,991
5,000(h)(i)+	Sector Re V, 12/1/26 (144A)	31,116
257,836(i)+	Sussex Re 2020-1, 12/31/24	335
250,000(j)+	Thopas Re 2019, 12/31/24	3,450
500,000(j)+	Thopas Re 2020, 12/31/23	100
250,000(j)+	Thopas Re 2021, 12/31/24	4,025
250,000(j)+	Thopas Re 2022, 12/31/27	2,025
500,000(h)(j)+	Viribus Re 2020, 12/31/23	16,600
250,000(j)+	Viribus Re 2022, 12/31/27	9,175
		$881,085

	Total Reinsurance Sidecars	$885,260

	Total Insurance-Linked Securities (Cost $8,802,361)	$8,405,944

Pioneer Short Term Income Fund  |  | 11/30/2330

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 7.0% of Net Assets
8,508	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	$ 8,524
410(a)	Federal Home Loan Mortgage Corp., 5.826%, (RFUCCT6M + 233 bps), 4/1/25	404
185(a)	Federal Home Loan Mortgage Corp., 6.357%, (1 Year CMT Index + 236 bps), 1/1/28	184
1,247(a)	Federal Home Loan Mortgage Corp., 6.375%, (1 Year CMT Index + 225 bps), 11/1/31	1,264
16,847(a)	Federal Home Loan Mortgage Corp. REMICs, 5.989%, (SOFR30A + 66 bps), 4/15/27	16,814
89,882(a)	Federal Home Loan Mortgage Corp. REMICs, 5.939%, (SOFR30A + 61 bps), 7/15/31	89,523
20,784(a)	Federal Home Loan Mortgage Corp. REMICs, 5.939%, (SOFR30A + 61 bps), 4/15/28	20,711
36,665(a)	Federal Home Loan Mortgage Corp. REMICs, 6.439%, (SOFR30A + 111 bps), 2/15/32	37,005
58,634(a)	Federal Home Loan Mortgage Corp. REMICs, 6.009%, (SOFR30A + 68 bps), 3/15/32	58,259
10,865(a)	Federal Home Loan Mortgage Corp. REMICs, 5.759%, (SOFR30A + 43 bps), 11/15/36	10,561
64,901(a)	Federal Home Loan Mortgage Corp. REMICs, 5.814%, (SOFR30A + 49 bps), 11/15/37	63,294
41,838(a)	Federal Home Loan Mortgage Corp. REMICs, 5.939%, (SOFR30A + 61 bps), 2/15/41	40,819
56,089(a)	Federal Home Loan Mortgage Corp. REMICs, 5.859%, (SOFR30A + 53 bps), 4/15/41	54,537
22,820(a)	Federal Home Loan Mortgage Corp. REMICs, 5.989%, (SOFR30A + 66 bps), 2/15/42	22,287
44,753	Federal Home Loan Mortgage Corp. REMICs, 3.000%, 12/15/25	43,908
79,628	Federal National Mortgage Association, 3.000%, 3/1/47	69,617
1,244(a)	Federal National Mortgage Association, 4.838%, (1 Year CMT Index + 246 bps), 4/1/28	1,230
7,175(a)	Federal National Mortgage Association, 4.957%, (ECOFC + 193 bps), 12/1/36	7,102
7,144	Federal National Mortgage Association, 5.500%, 12/1/35	7,231
43,376	Federal National Mortgage Association, 5.500%, 8/1/37	44,029
1,800,000	Federal National Mortgage Association, 5.500%, 12/1/38 (TBA)	1,803,523
5,998(a)	Federal National Mortgage Association, 5.845%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 176 bps), 7/1/36	6,006
4,973	Federal National Mortgage Association, 6.000%, 4/1/38	5,132
31Pioneer Short Term Income Fund  |  | 11/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,000,000	Federal National Mortgage Association, 6.000%, 12/1/53 (TBA)	$ 2,005,553
40,317	Federal National Mortgage Association, 6.500%, 4/1/29	40,529
1,052	Federal National Mortgage Association, 6.500%, 7/1/32	1,071
4,000,000	Federal National Mortgage Association, 6.500%, 12/1/53 (TBA)	4,063,124
8,299	Federal National Mortgage Association, 7.000%, 1/1/36	8,608
12,848	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	12,801
51,971(a)	Federal National Mortgage Association REMICs, 5.840%, (SOFR30A + 51 bps), 12/18/32	51,527
39,445(a)	Federal National Mortgage Association REMICs, 5.743%, (SOFR30A + 41 bps), 11/25/27	39,246
13,324(a)	Federal National Mortgage Association REMICs, 5.843%, (SOFR30A + 51 bps), 3/25/34	13,289
22,162(a)	Federal National Mortgage Association REMICs, 5.793%, (SOFR30A + 46 bps), 9/25/36	21,733
14,501(a)	Federal National Mortgage Association REMICs, 5.803%, (SOFR30A + 47 bps), 3/25/37	13,957
52,297(a)	Federal National Mortgage Association REMICs, 5.693%, (SOFR30A + 36 bps), 6/25/37	50,509
44,437(a)	Federal National Mortgage Association REMICs, 6.013%, (SOFR30A + 68 bps), 9/25/37	43,822
47,167(a)	Federal National Mortgage Association REMICs, 6.023%, (SOFR30A + 69 bps), 9/25/37	46,703
32,678(a)	Federal National Mortgage Association REMICs, 5.793%, (SOFR30A + 46 bps), 3/25/37	31,660
38,487(a)	Federal National Mortgage Association REMICs, 6.343%, (SOFR30A + 101 bps), 7/25/38	38,219
2,198	Federal National Mortgage Association REMICs, 3.000%, 4/25/40	2,143
31,431(a)	Government National Mortgage Association, 5.946%, (1 Month Term SOFR + 61 bps), 2/20/38	31,273
48,908(a)	Government National Mortgage Association, 3.690%, (1 Month Term SOFR + 41 bps), 8/20/40	46,572
13,990	Government National Mortgage Association I, 6.000%, 12/15/31	14,291
29,426	Government National Mortgage Association I, 6.000%, 11/15/36	30,205
4,627	Government National Mortgage Association I, 6.500%, 5/15/31	4,732
5,042	Government National Mortgage Association I, 6.500%, 7/15/35	5,151
Pioneer Short Term Income Fund  |  | 11/30/2332

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,157	Government National Mortgage Association I, 6.500%, 10/15/37	$ 8,295
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,458,008
7,000,000	U.S. Treasury Bonds, 6.875%, 8/15/25	7,232,969
7,500,000	U.S. Treasury Notes, 4.625%, 2/28/25	7,461,035
	Total U.S. Government and Agency Obligations (Cost $31,344,335)	$31,188,989

	SHORT TERM INVESTMENTS — 6.2% of Net Assets
	Commercial Paper — 5.7% of Net Assets
1,000,000(k)	Albemarle Corp., 5.904%, 12/1/23	$ 999,841
2,100,000(k)	Alexandria Real Estate Equities, Inc., 5.562%, 12/4/23	2,098,721
2,100,000(k)	Amphenol Corporation, 5.331%, 12/1/23	2,099,690
2,100,000(k)	Autozone, Inc., 5.396%, 12/6/23	2,098,100
1,000,000(k)	CenterPoint Energy Resources Corp., 5.391%, 12/1/23	999,850
400,000(k)	Commonwealth Edison Company, 5.350%, 12/1/23	399,939
2,100,000(k)	DCAT LLC, 5.355%, 12/4/23	2,098,751
2,100,000(k)	Duke Energy Corp., 5.351%, 12/1/23	2,099,684
2,100,000(k)	Enbridge U S, Inc., 5.495%, 12/5/23	2,098,361
2,100,000(k)	Enterprise Products Operating LLC, 5.401%, 12/1/23	2,099,684
2,100,000(k)	Eversource Energy, 5.457%, 12/7/23	2,097,762
2,100,000(k)	Healthpeak Properties, Inc., 5.551%, 12/13/23	2,095,834
2,100,000(k)	Realty Income Corp., 5.451%, 12/1/23	2,099,684
2,100,000(k)	Wisconsin Power and Light Company, 5.351%, 12/1/23	2,099,690
	Total Commercial Paper (Cost $25,489,454)	$25,485,591

33Pioneer Short Term Income Fund  |  | 11/30/23

Shares		Value
	Open-End Fund — 0.5%
2,411,412(l)	Dreyfus Government Cash Management, Institutional Shares, 5.24%	$ 2,411,412
		$2,411,412

	TOTAL SHORT TERM INVESTMENTS (Cost $27,900,866)	$27,897,003

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.3% (Cost $467,628,804)	$459,010,354
	OTHER ASSETS AND LIABILITIES — (2.3)%	$(10,169,015)
	net assets — 100.0%	$448,841,339

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2023, the value of these securities amounted to $267,200,665, or 59.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2023.
(b)	Security is in default.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2023.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at November 30, 2023.
(e)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Non-income producing security.
Pioneer Short Term Income Fund  |  | 11/30/2334

Schedule of Investments  |  11/30/23
(unaudited) (continued)
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$250,000	$244,125
Adare Re 2022-2	10/20/2022	224,140	251,719
Alamo Re	11/20/2023	506,500	504,300
Alturas Re 2021-2	2/16/2021	11,311	—
Alturas Re 2022-2	1/18/2022	39,917	47,919
Ballybunion Re 2022-3	8/5/2022	250,000	258,652
Berwick Re 2019-1	12/31/2018	51,365	68,563
Bonanza Re	12/15/2020	250,000	235,500
Caelus Re V	4/27/2017	25,000	20,000
Caelus Re V	5/4/2018	250,000	175,000
Cape Lookout Re	3/16/2022	250,000	247,275
Citrus Re	4/11/2022	250,000	250,800
Cypress Re 2017	1/24/2017	840	25
Denning Re 2022	7/11/2022	194,481	208,976
Easton Re Pte	12/15/2020	250,000	249,500
Everglades Re II	11/21/2023	503,750	503,750
FloodSmart Re	2/14/2022	250,000	245,800
Four Lakes Re	11/5/2020	250,000	249,312
Gullane Re 2018	3/26/2018	—	12,497
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	350
Harambee Re 2020	2/27/2020	—	3,825
Integrity Re	5/9/2022	250,000	241,200
International Bank for Reconstruction & Development	2/28/2020	250,000	249,500
International Bank for Reconstruction & Development	7/19/2021	250,000	250,000
Limestone Re 2020-1	12/27/2019	—	—
35Pioneer Short Term Income Fund  |  | 11/30/23

Restricted Securities	Acquisition date	Cost	Value
Lion Rock Re 2020	12/30/2019	$—	$—
Long Point Re IV	5/13/2022	250,000	247,700
Lorenz Re 2019	7/10/2019	21,403	1,569
Matterhorn Re	1/29/2020	250,000	195,000
Matterhorn Re	3/10/2022	250,000	244,675
Matterhorn Re	3/10/2022	250,000	247,850
Merion Re 2021-2	12/28/2020	136,047	80,250
Merion Re 2022-2	3/1/2022	363,953	345,068
Mystic Re IV	6/9/2021	250,000	241,875
Northshore Re II	12/2/2020	250,000	248,875
Portrush Re 2017	6/12/2017	191,747	25
Residential Re	10/30/2020	250,000	248,475
Residential Re	10/28/2021	250,000	236,450
Resilience Re	2/8/2017	124	—
RosaPenna Re 2022	8/26/2022	225,276	240,402
Sanders Re II	11/23/2021	250,000	238,525
Sanders Re III	3/22/2022	250,000	237,550
Sector Re V	1/1/2020	236	17,991
Sector Re V	12/6/2021	—	31,116
Sussex Re 2020-1	1/21/2020	—	335
Thopas Re 2019	12/21/2018	—	3,450
Thopas Re 2020	12/30/2019	—	100
Thopas Re 2021	1/22/2021	—	4,025
Thopas Re 2022	2/15/2022	—	2,025
Ursa Re II	10/8/2020	250,000	249,250
Viribus Re 2020	12/30/2019	50,960	16,600
Viribus Re 2022	4/18/2022	—	9,175
Vitality Re XI	1/23/2020	250,000	249,500
Vitality Re XI	1/23/2020	250,000	249,500
Total Restricted Securities			$8,405,944
% of Net assets			1.9%
Pioneer Short Term Income Fund  |  | 11/30/2336

Schedule of Investments  |  11/30/23
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
545	U.S. 2 Year Note (CBT)	3/28/24	$111,036,553	$111,431,211	$394,658
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
39	U.S. 5 Year Note (CBT)	3/28/24	$(4,139,695)	$(4,167,211)	$(27,516)
80	U.S. 10 Year Note (CBT)	3/19/24	(8,723,545)	(8,783,751)	(60,206)
			$(12,863,240)	$(12,950,962)	$(87,722)
TOTAL FUTURES CONTRACTS			$98,173,313	$98,480,249	$306,936
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
37Pioneer Short Term Income Fund  |  | 11/30/23

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$6,349,844	$—	$6,349,844
Asset Backed Securities	—	133,230,758	55,650	133,286,408
Collateralized Mortgage Obligations	—	50,858,626	—	50,858,626
Commercial Mortgage-Backed Securities	—	22,032,188	—	22,032,188
Corporate Bonds	—	178,991,352	—	178,991,352
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	251,719	251,719
Multiperil – Massachusetts	—	—	208,976	208,976
Multiperil – U.S.	—	—	258,652	258,652
Multiperil – Worldwide	—	—	25	25
Windstorm – Florida	—	—	25	25
Reinsurance Sidecars
Multiperil – U.S.	—	—	4,175	4,175
Multiperil – Worldwide	—	—	881,085	881,085
All Other Insurance-Linked Securities	—	6,801,287	—	6,801,287
U.S. Government and Agency Obligations	—	31,188,989	—	31,188,989
Commercial Paper	—	25,485,591	—	25,485,591
Open-End Fund	2,411,412	—	—	2,411,412
Total Investments in Securities	$2,411,412	$454,938,635	$1,660,307	$459,010,354
Other Financial Instruments
Net unrealized appreciation on futures contracts	$306,936	$—	$—	$306,936
Total Other Financial Instruments	$306,936	$—	$—	$306,936
Transfers are calculated on the beginning of period values. During the period ended November 30, 2023, a security valued at $55,625 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
Pioneer Short Term Income Fund  |  | 11/30/2338